QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.6%
China Unicom Hong Kong Ltd.	910,000	$519,175	(a)
Deutsche Telekom AG, Registered Shares	96,108	1,756,339	(a)
Nippon Telegraph & Telephone Corp.	50,000	1,282,062	(a)
Telefonica SA	87,904	351,453	(a)

Total Diversified Telecommunication Services		3,909,029

Entertainment - 1.6%
NetEase Inc., ADR	10,000	957,700
Nexon Co. Ltd.	33,300	1,025,571	(a)
Nintendo Co. Ltd.	3,000	1,914,568	(a)

Total Entertainment		3,897,839

Interactive Media & Services - 0.9%
Auto Trader Group PLC	128,926	1,051,469	(a)
Rightmove PLC	130,920	1,165,864	*(a)

Total Interactive Media & Services		2,217,333

Media - 0.1%
Eutelsat Communications SA	21,090	238,688	(a)

Wireless Telecommunication Services - 1.6%
KDDI Corp.	63,201	1,876,905	(a)
SoftBank Corp.	77,800	975,351	(a)
SoftBank Group Corp.	5,136	402,229	(a)
Vodafone Group PLC	500,000	822,817	(a)

Total Wireless Telecommunication Services		4,077,302

TOTAL COMMUNICATION SERVICES		14,340,191

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.7%
Autoliv Inc.	8,000	747,081	(a)
Cie Generale des Etablissements Michelin SCA	9,906	1,271,325	(a)
Magna International Inc.	17,315	1,225,748
NGK Spark Plug Co. Ltd.	31,900	546,155	(a)
Sumitomo Rubber Industries Ltd.	60,000	517,059	(a)

Total Auto Components		4,307,368

Automobiles - 1.3%
Daimler AG, Registered Shares	24,000	1,694,685	(a)
Toyota Motor Corp.	19,989	1,532,735	(a)

Total Automobiles		3,227,420

Distributors - 0.3%
Inchcape PLC	91,954	810,030	*(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	1

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	43,366	$1,037,778	(a)
Evolution Gaming Group AB	10,000	1,013,863	(a)
Yum China Holdings Inc.	15,000	856,350

Total Hotels, Restaurants & Leisure		2,907,991

Household Durables - 1.6%
Berkeley Group Holdings PLC	15,237	989,049	(a)
Rinnai Corp.	7,000	813,195	(a)
Sekisui House Ltd.	47,845	974,773	(a)
Sony Corp.	12,842	1,291,182	(a)

Total Household Durables		4,068,199

Internet & Direct Marketing Retail - 1.2%
HelloFresh SE	18,962	1,465,347	*(a)
Vipshop Holdings Ltd., ADR	50,000	1,405,500	*

Total Internet & Direct Marketing Retail		2,870,847

Leisure Products - 0.4%
Sankyo Co. Ltd.	35,000	946,937	(a)

Multiline Retail - 1.9%
B&M European Value Retail SA	125,000	882,730	(a)
Canadian Tire Corp. Ltd., Class A Shares	7,100	933,336
Dollarama Inc.	20,300	827,374
Marui Group Co. Ltd.	35,200	619,307	(a)
Next PLC	15,597	1,512,470	*(a)

Total Multiline Retail		4,775,217

Specialty Retail - 1.0%
Hennes & Mauritz AB, Class B Shares	40,000	835,534	*(a)
JD Sports Fashion PLC	64,484	759,703	*(a)
Kingfisher PLC	204,963	758,436	*(a)

Total Specialty Retail		2,353,673

Textiles, Apparel & Luxury Goods - 2.6%
Hermes International	1,293	1,390,434	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,518	1,573,324	(a)
Pandora A/S	16,409	1,833,189	(a)
Puma SE	6,163	694,875	*(a)
Swatch Group AG, Registered Shares	16,000	844,558	(a)

Total Textiles, Apparel & Luxury Goods		6,336,380

TOTAL CONSUMER DISCRETIONARY		32,604,062

CONSUMER STAPLES - 10.5%
Beverages - 0.3%
Suntory Beverage & Food Ltd.	18,000	637,085	(a)

See Notes to Schedule of Investments.

2	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.5%
Alimentation Couche-Tard Inc., Class B Shares	20,000	$681,593
Empire Co. Ltd., Class A Shares	39,100	1,068,654
George Weston Ltd.	9,000	672,260
Koninklijke Ahold Delhaize NV	61,847	1,746,571	(a)
Seven & i Holdings Co. Ltd.	32,800	1,164,780	(a)
Sundrug Co. Ltd.	23,900	953,803	(a)

Total Food & Staples Retailing		6,287,661

Food Products - 4.2%
a2 Milk Co. Ltd.	78,478	680,620	*(a)
Nestle SA, Registered Shares	58,105	6,840,637	(a)
Toyo Suisan Kaisha Ltd.	15,300	744,435	(a)
Want Want China Holdings Ltd.	1,036,000	749,775	(a)
WH Group Ltd.	730,000	612,110	(a)
Yakult Honsha Co. Ltd.	14,300	720,857	(a)

Total Food Products		10,348,434

Personal Products - 1.6%
L’Oreal SA	1,300	493,944	(a)
Unilever PLC	57,431	3,477,509

Total Personal Products		3,971,453

Tobacco - 1.9%
British American Tobacco PLC	58,603	2,179,734	(a)
Japan Tobacco Inc.	53,300	1,086,176	(a)
Swedish Match AB	18,873	1,466,087	(a)

Total Tobacco		4,731,997

TOTAL CONSUMER STAPLES		25,976,630

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Tenaris SA	48,572	392,390	(a)

Oil, Gas & Consumable Fuels - 2.1%
BP PLC	116,397	400,960	(a)
ENEOS Holdings Inc.	244,600	879,368	(a)
Lundin Energy AB	21,315	575,574	(a)
Repsol SA	97,826	986,191	(a)
Royal Dutch Shell PLC, Class A Shares	100,000	1,785,943	(a)
Royal Dutch Shell PLC, Class B Shares	39,759	684,980	(a)

Total Oil, Gas & Consumable Fuels		5,313,016

TOTAL ENERGY		5,705,406

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	3

QS International Equity Fund

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 16.9%
Banks - 6.4%
ABN AMRO Bank NV, CVA	70,000	$686,671	*(a)
Banco Bilbao Vizcaya Argentaria SA	303,469	1,487,632	(a)
Bank Leumi Le-Israel BM	150,000	885,371	(a)
Bank of Nova Scotia	13,000	702,648
BNP Paribas SA	38,531	2,032,287	*(a)
BOC Hong Kong Holdings Ltd.	205,000	622,998	(a)
Danske Bank A/S	36,781	609,956	*(a)
DNB ASA	50,000	984,442	*(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	121,100	667,284	*
Hang Seng Bank Ltd.	50,000	863,965	(a)
ING Groep NV	150,644	1,427,106	*(a)
Lloyds Banking Group PLC	2,252,944	1,135,671	*(a)
Nordea Bank Abp	125,000	1,020,702	*(a)
Resona Holdings Inc.	163,000	573,973	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	101,453	1,041,459	*(a)
Swedbank AB, Class A Shares	60,000	1,054,921	*(a)

Total Banks		15,797,086

Capital Markets - 1.6%
Deutsche Boerse AG	8,000	1,358,162	(a)
Nomura Holdings Inc.	173,500	918,458	(a)
Quilter PLC	380,916	800,923	(a)
UBS Group AG, Registered Shares	70,000	979,050	(a)

Total Capital Markets		4,056,593

Diversified Financial Services - 0.1%
M&G PLC	50,000	135,440	(a)

Insurance - 8.8%
Ageas SA/NV	21,614	1,151,968	(a)
AIA Group Ltd.	144,000	1,773,744	(a)
Allianz SE, Registered Shares	13,297	3,253,403	(a)
ASR Nederland NV	18,579	751,411	(a)
Aviva PLC	175,942	789,131	(a)
Direct Line Insurance Group PLC	222,284	966,238	(a)
Great-West Lifeco Inc.	38,900	927,500
Japan Post Holdings Co. Ltd.	109,900	856,191	(a)
Japan Post Insurance Co. Ltd.	42,000	860,938	(a)
Legal & General Group PLC	331,399	1,218,109	(a)
Manulife Financial Corp.	53,300	948,421
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered Shares	7,187	2,128,509	(a)
NN Group NV	22,149	968,968	(a)
Prudential PLC	90,000	1,661,240	(a)

See Notes to Schedule of Investments.

4	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Insurance - (continued)
SCOR SE	24,458	$790,283	*(a)
Sompo Holdings Inc.	23,400	954,526	(a)
Swiss Life Holding AG, Registered Shares	2,000	931,005	(a)
T&D Holdings Inc.	80,000	946,782	(a)

Total Insurance		21,878,367

TOTAL FINANCIALS		41,867,486

HEALTH CARE - 10.8%
Biotechnology - 0.8%
CSL Ltd.	2,052	448,377	(a)
Genmab A/S	2,500	1,011,204	*(a)
MorphoSys AG	4,500	513,849	*(a)

Total Biotechnology		1,973,430

Life Sciences Tools & Services - 1.0%
ICON PLC	7,915	1,543,267	*
Sartorius Stedim Biotech	2,500	891,051	(a)

Total Life Sciences Tools & Services		2,434,318

Pharmaceuticals - 9.0%
AstraZeneca PLC	8,495	848,726	(a)
Chugai Pharmaceutical Co. Ltd.	35,100	1,873,950	(a)
GlaxoSmithKline PLC	55,131	1,010,168	(a)
Hikma Pharmaceuticals PLC	29,314	1,009,763	(a)
Hisamitsu Pharmaceutical Co. Inc.	9,300	552,942	(a)
Novartis AG, Registered Shares	28,000	2,644,622	(a)
Novo Nordisk A/S, Class B Shares	47,674	3,334,581	(a)
Ono Pharmaceutical Co. Ltd.	30,800	928,217	(a)
Orion oyj, Class B Shares	16,772	768,818	(a)
Roche Holding AG	15,681	5,471,224	(a)
Sanofi	28,129	2,717,839	(a)
Shionogi & Co. Ltd.	22,751	1,243,605	(a)

Total Pharmaceuticals		22,404,455

TOTAL HEALTH CARE		26,812,203

INDUSTRIALS - 16.3%
Aerospace & Defense - 0.6%
Safran SA	10,548	1,495,922	*(a)

Air Freight & Logistics - 0.6%
Royal Mail PLC	150,000	693,281	*(a)
Yamato Holdings Co. Ltd.	30,000	766,312	(a)

Total Air Freight & Logistics		1,459,593

Building Products - 0.4%
Cie de Saint-Gobain	23,535	1,079,152	*(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	5

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
Ritchie Bros Auctioneers Inc.	14,000	$973,148

Construction & Engineering - 1.5%
China Railway Group Ltd., Class H Shares	1,377,000	607,723	(a)
COMSYS Holdings Corp.	25,600	798,098	(a)
Obayashi Corp.	171,172	1,482,826	(a)
Taisei Corp.	23,000	795,931	(a)

Total Construction & Engineering		3,684,578

Electrical Equipment - 0.5%
Siemens Energy AG	4,426	162,438	*(a)
Signify NV	22,176	939,509	*(a)

Total Electrical Equipment		1,101,947

Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	150,000	1,047,483	(a)
Siemens AG, Registered Shares	8,852	1,266,956	(a)

Total Industrial Conglomerates		2,314,439

Machinery - 3.0%
Aalberts NV	21,081	934,349	(a)
Amada Co. Ltd.	70,300	776,469	(a)
Atlas Copco AB, Class A Shares	35,161	1,798,160	(a)
GEA Group AG	23,000	822,980	(a)
IMI PLC	45,000	720,577	(a)
Schindler Holding AG	2,700	729,051	(a)
Trelleborg AB, Class B Shares	49,125	1,092,682	*(a)
Valmet oyj	22,000	628,954	(a)

Total Machinery		7,503,222

Marine - 1.2%
A.P. Moller - Maersk A/S, Class B Shares	874	1,948,962	(a)
Kuehne + Nagel International AG, Registered Shares	4,000	906,763	(a)

Total Marine		2,855,725

Professional Services - 1.9%
Adecco Group AG, Registered Shares	13,639	914,528	(a)
Bureau Veritas SA	30,474	810,579	*(a)
Randstad NV	17,581	1,144,447	*(a)
Wolters Kluwer NV	21,205	1,789,765	(a)

Total Professional Services		4,659,319

Road & Rail - 0.7%
Aurizon Holdings Ltd.	272,765	820,884	(a)
Nippon Express Co. Ltd.	14,000	941,897	(a)

Total Road & Rail		1,762,781

See Notes to Schedule of Investments.

6	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 4.3%
AerCap Holdings NV	13,127	$598,329	*
Ashtead Group PLC	23,000	1,082,350	(a)
Brenntag AG	15,000	1,160,833	(a)
Bunzl PLC	27,176	908,401	(a)
ITOCHU Corp.	79,039	2,276,422	(a)
Marubeni Corp.	162,098	1,080,416	(a)
Mitsubishi Corp.	82,245	2,028,230	(a)
Mitsui & Co. Ltd.	81,099	1,487,866	(a)

Total Trading Companies & Distributors		10,622,847

Transportation Infrastructure - 0.3%
Kamigumi Co. Ltd.	43,100	787,711	(a)

TOTAL INDUSTRIALS		40,300,384

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.8%
Telefonaktiebolaget LM Ericsson, Class B Shares	161,563	1,916,000	(a)

Electronic Equipment, Instruments & Components - 0.2%
Nippon Electric Glass Co. Ltd.	19,146	419,195	(a)

IT Services - 1.8%
Atos SE	8,950	818,416	*(a)
Bechtle AG	3,870	843,974	(a)
Fujitsu Ltd.	7,600	1,100,200	(a)
Nomura Research Institute Ltd.	26,000	929,008	(a)
TIS Inc.	35,100	719,851	(a)

Total IT Services		4,411,449

Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	9,000	4,349,357	(a)
Dialog Semiconductor PLC	11,000	600,680	*(a)
Tokyo Electron Ltd.	3,000	1,118,958	(a)
United Microelectronics Corp.	1,033,000	1,731,615	(a)

Total Semiconductors & Semiconductor Equipment		7,800,610

Software - 2.6%
Atlassian Corp. PLC, Class A Shares	5,600	1,309,672	*
Check Point Software Technologies Ltd.	12,325	1,638,116	*
Open Text Corp.	12,900	586,170
SAP SE	9,417	1,237,474	(a)
SimCorp A/S	11,038	1,639,507	(a)

Total Software		6,410,939

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	7

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.4%
Brother Industries Ltd.	46,100	$951,677	(a)
Lite-On Technology Corp.	497,000	882,303	(a)
Logitech International SA, Registered Shares	18,071	1,752,684	(a)

Total Technology Hardware, Storage & Peripherals		3,586,664

TOTAL INFORMATION TECHNOLOGY		24,544,857

MATERIALS - 8.6%
Chemicals - 3.1%
Akzo Nobel NV	11,000	1,181,612	(a)
China BlueChemical Ltd., Class H Shares	2,824,000	448,193	(a)
Daicel Corp.	76,546	561,481	(a)
LANXESS AG	12,000	920,200	(a)
Mitsubishi Gas Chemical Co. Inc.	50,000	1,151,228	(a)
Mitsui Chemicals Inc.	24,000	705,075	(a)
Nitto Denko Corp.	12,100	1,086,497	(a)
Sumitomo Chemical Co. Ltd.	211,600	852,477	(a)
Yara International ASA	20,000	830,306	(a)

Total Chemicals		7,737,069

Construction Materials - 1.5%
Anhui Conch Cement Co. Ltd., Class H Shares	111,500	698,519	(a)
HeidelbergCement AG	12,000	897,633	(a)
LafargeHolcim Ltd., Registered Shares	24,452	1,341,858	(a)
Taiheiyo Cement Corp.	31,300	787,467	(a)

Total Construction Materials		3,725,477

Metals & Mining - 4.0%
B2Gold Corp.	117,400	657,602
BHP Group PLC	44,247	1,166,077	(a)
BlueScope Steel Ltd.	67,320	909,644	(a)
Evraz PLC	140,000	903,440	(a)
Glencore PLC	351,614	1,121,613	*(a)
Jindal Steel & Power Ltd.	356,061	1,302,963	*(a)
Kinross Gold Corp.	81,300	596,545
Rio Tinto PLC	42,000	3,142,602	(a)

Total Metals & Mining		9,800,486

TOTAL MATERIALS		21,263,032

REAL ESTATE - 2.2%
Real Estate Management & Development - 2.2%
CapitaLand Ltd.	446,500	1,106,736	(a)
China Overseas Land & Investment Ltd.	282,000	613,451	(a)
CK Asset Holdings Ltd.	173,500	892,413	(a)
Daito Trust Construction Co. Ltd.	7,600	710,816	(a)
Daiwa House Industry Co. Ltd.	30,000	895,490	(a)

See Notes to Schedule of Investments.

8	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
Real Estate Management & Development - (continued)
Sino Land Co. Ltd.		470,000	$612,554	(a)
Swire Pacific Ltd., Class A Shares		93,500	519,905	(a)

TOTAL REAL ESTATE			5,351,365

UTILITIES - 2.4%
Electric Utilities - 1.5%
Chubu Electric Power Co. Inc.		67,472	812,400	(a)
Endesa SA		57,235	1,569,332	(a)
Enel SpA		75,000	757,377	(a)
Tohoku Electric Power Co. Inc.		58,500	484,824	(a)

Total Electric Utilities			3,623,933

Gas Utilities - 0.3%
Snam SpA		150,000	842,339	(a)

Multi-Utilities - 0.6%
Canadian Utilities Ltd., Class A Shares		22,000	537,340
Engie SA		60,000	918,675	*(a)

Total Multi-Utilities			1,456,015

TOTAL UTILITIES			5,922,287

TOTAL COMMON STOCKS (Cost - $213,986,605)			244,687,903

RATE
PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Sartorius AG (Cost - $886,721)	0.360%	2,790	1,169,403	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $214,873,326)			245,857,306

SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,285,289)	0.010%	1,285,289	1,285,289

TOTAL INVESTMENTS - 99.9% (Cost - $216,158,615)			247,142,595
Other Assets in Excess of Liabilities - 0.1%			359,647

Total Net Assets - 100.0%			$247,502,242

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$957,700	$13,382,491	—	$14,340,191
Consumer Discretionary	5,248,308	27,355,754	—	32,604,062
Consumer Staples	5,900,016	20,076,614	—	25,976,630
Financials	3,245,853	38,621,633	—	41,867,486
Health Care	1,543,267	25,268,936	—	26,812,203
Industrials	1,571,477	38,728,907	—	40,300,384
Information Technology	3,533,958	21,010,899	—	24,544,857
Materials	1,254,147	20,008,885	—	21,263,032
Utilities	537,340	5,384,947	—	5,922,287
Other Common Stocks	—	11,056,771	—	11,056,771
Preferred Stocks	—	1,169,403	—	1,169,403

Total Long-Term Investments	23,792,066	222,065,240	—	245,857,306

Short-Term Investments†	1,285,289	—	—	1,285,289

Total Investments	$25,077,355	$222,065,240	—	$247,142,595

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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